UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/06

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        08/01/06
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         83

Form 13F Information Table Value Total:  1,027,711
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


PAGE:    1 OF:   3      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #028-05022  DATE:06/30/06


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Agere CONV            CONVERTIBLE    00845VAA8            9,888     10000000    X                           100000~
6.5% Due 12/15/09
Cymer CONV            CONVERTIBLE    232572AE7            1,049    1,000,000    X                           1000000
3.5% 2/15/09
ExpressJet Hold CONV  CONVERTIBLE    30218UAB4            3,595    4,000,000    X                           4000000
4.250% Due 08/01/23
Intel Corp CONV       CONVERTIBLE    458140AD2            2,608    3,100,000    X                           3100000
2.950% Due 12/15/35
Jetblue Airways CONV  CONVERTIBLE    477143AB7            7,150    8,000,000    X                           8000000
3.500% Due 07/15/33
Mentor Graph CONV     CONVERTIBLE    587200AD8            9,442    9,586,000    X                           9586000
FLOAT% Due 8/6/2023
Adobe Systems Inc     COMMON STOCK   00724F101            3,075      101,300    X                            101300

AFLAC Incorporated    COMMON STOCK   001055102           20,181      435,400    X                            435400

Agere Systems, Inc    COMMON STOCK   00845V308            6,277      427,000    X                            427000

Altera Corporation    COMMON STOCK   021441100            5,476      312,000    X                            312000

Applied Materials     COMMON STOCK   038222105            7,570      465,000    X                            465000

Amgen, Inc.           COMMON STOCK   031162100           12,133      186,000    X                            186000

Apache Corporation    COMMON STOCK   037411105           33,101      485,000    X                            485000

Avocent Corporation   COMMON STOCK   053893103           10,224      389,500    X                            389500

Avid Technology Inc   COMMON STOCK   05367P100            2,050       61,500    X                             61500

Baxter International  COMMON STOCK   071813109           20,769      565,000    X                            565000

Bed Bath & Beyond     COMMON STOCK   075896100           12,054      363,400    X                            363400

Baldor Electric Co.   COMMON STOCK   057741100            3,964      126,700    X                            126700

Canon Inc ADR         COMMON STOCK   138006309           25,688      350,600    X                            350600

Cherokee Inc.         COMMON STOCK   16444H102           13,277      321,000    X                            321000

Ciena Corp            COMMON STOCK   171779101            3,261      678,000    X                            678000

Connetics Corp        COMMON STOCK   208192104            3,563      303,000    X                            303000

Coach Inc.            COMMON STOCK   189754101            1,516       50,700    X                             50700

Cisco Systems, Inc.   COMMON STOCK   17275R102           30,326    1,552,800    X                           1552800

Cymer, Inc.           COMMON STOCK   232572107              715       15,400    X                             15400

Genentech, Inc.       COMMON STOCK   368710406           16,442      201,000    X                            201000

eBay Inc.             COMMON STOCK   278642103           16,189      552,700    X                            552700

Energen Corporation   COMMON STOCK   29265N108           22,086      575,000    X                            575000

Electro Scientific    COMMON STOCK   285229100           24,224    1,346,500    X                           1346500

Foot Locker, Inc.     COMMON STOCK   344849104            7,959      325,000    X                            325000

Cedar Fair, L.P.      COMMON STOCK   150185106           10,064      379,200    X                            379200

Graco Inc.            COMMON STOCK   384109104            2,299       50,000    X                             50000

Gentex Corp.          COMMON STOCK   371901109              151       10,800    X                             10800

The Gap, Inc.         COMMON STOCK   364760108           21,412    1,230,600    X                           1230600

HCC Insurance Hld     COMMON STOCK   404132102           20,611      700,100    X                            700100

The Home Depot, Inc.  COMMON STOCK   437076102           13,421      375,000    X                            375000

Harley-Davidson, Inc  COMMON STOCK   412822108            5,533      100,800    X                            100800

Health Mgmt Associat  COMMON STOCK   421933102            4,188      212,500    X                            212500

Hyperion Solutions    COMMON STOCK   44914M104            2,111       76,500    X                             76500

IBM Corporation       COMMON STOCK   459200101           28,831      375,300    X                            375300

Integrated Device     COMMON STOCK   458118106           10,702      754,700    X                            754700

Intel Corporation     COMMON STOCK   458140100           42,249    2,229,500    X                           2229500

Invacare Corporation  COMMON STOCK   461203101            8,186      329,000    X                            329000

Invitrogen Corp.      COMMON STOCK   46185R100           20,495      310,200    X                            310200

J2 Global Telecom     COMMON STOCK   46626E205            9,522      305,000    X                            305000

JDS Uniphase          COMMON STOCK   46612J101               37       14,500    X                             14500

Johnson & Johnson     COMMON STOCK   478160104           29,732      496,200    X                            496200

J.P. Morgan Chase     COMMON STOCK   46625H100           31,500      750,000    X                            750000

Kinetic Concepts, In  COMMON STOCK   49460W208            5,638      127,700    X                            127700

K-Swiss Inc.          COMMON STOCK   482686102            8,373      313,600    X                            313600

Lincare Holdings, In  COMMON STOCK   532791100            3,447       91,100    X                             91100

MedImmune, Inc        COMMON STOCK   584699102              274       10,100    X                             10100

McCormick & Co        COMMON STOCK   579780206            1,691       50,400    X                             50400

3M Co.                COMMON STOCK   88579Y101           16,194      200,500    X                            200500

Nokia Corp - ADR      COMMON STOCK   654902204            8,145      402,000    X                            402000

Northwest NaturalGas  COMMON STOCK   667655104            7,961      215,000    X                            215000

ONEOK, Inc.           COMMON STOCK   682680103           18,892      555,000    X                            555000

Otter Tail Corp       COMMON STOCK   689648103            5,466      200,000    X                            200000

PACCAR INC            COMMON STOCK   693718108           10,322      125,300    X                            125300

Pfizer Inc.           COMMON STOCK   717081103           18,584      791,800    X                            791800

The Proctor & Gamble  COMMON STOCK   742718109           22,240      400,000    X                            400000

Plantronics, Inc.     COMMON STOCK   727493108           14,694      661,600    X                            661600

Rohm and Haas Co      COMMON STOCK   775371107           12,530      250,000    X                            250000

Ross Stores, Inc.     COMMON STOCK   778296103            4,236      151,000    X                            151000

Sanmina-SCI Corp      COMMON STOCK   800907107               71       15,400    X                             15400

Sigma-Aldrich Corp    COMMON STOCK   826552101           18,167      250,100    X                            250100

The J.M. Smucker      COMMON STOCK   832696405            2,333       52,200    X                             52200

St. Jude Medical      COMMON STOCK   790849103           22,736      701,300    X                            701300

Southern Union Co     COMMON STOCK   844030106           13,530      500,000    X                            500000

The ServiceMaster Co  COMMON STOCK   81760N109           23,445    2,269,600    X                           2269600

Symantec Corp         COMMON STOCK   871503108           13,877      893,000    X                            893000

Sysco Corp            COMMON STOCK   871829107           33,662    1,101,500    X                           1101500

Teleflex Incorporate  COMMON STOCK   879369106           14,418      266,900    X                            266900

Target Corporation    COMMON STOCK   87612E106           22,050      451,200    X                            451200

TIBCO Software Inc.   COMMON STOCK   88632Q103            1,798      255,000    X                            255000

Tuesday Morning Corp  COMMON STOCK   899035505           11,948      908,600    X                            908600

Tower Group Inc.      COMMON STOCK   891777104           15,966      527,800    X                            527800

United Parcel Svc     COMMON STOCK   911312106           10,291      125,000    X                            125000

WD-40 Company         COMMON STOCK   929236107           18,086      538,744    X                            538744

Wells Fargo & Co.     COMMON STOCK   949746101           26,832      400,000    X                            400000

Xilinx, Inc.          COMMON STOCK   983919101           12,430      548,800    X                            548800

Dentsply Intl Inc     COMMON STOCK   249030107            6,060      100,000    X                            100000

XTO Energy Inc.       COMMON STOCK   98385X106            4,427      100,000    X                            100000

GRAND TOTAL:                                          1,027,711